Share equity incentive plans - Schedule of Activity of Restricted Stock Units (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of RSUs
Outstanding at the beginning of the year (in shares)	4,003,336	2,866,980
Granted (in shares)	3,481,480	2,820,708
Vested (in shares)	(1,524,730)	(1,060,404)
Forfeited (in shares)	(935,132)	(623,948)
Outstanding at the end of the year (in shares)	5,024,954	4,003,336
Weighted Average Fair Value at Grant Date
Outstanding at the beginning of the year, weighted average fair value at grant date (in dollars per share)	$ 8.16	$ 12.06
Granted, weighted average fair value at grant date (in dollars per share)	7.38	6.54
Vested, weighted-average fair value grant date (in dollars per share)	8.44	11.83
Forfeited, weighted average fair value at grant date (in dollars per share)	8.26	10.90
Outstanding at the end of the year, weighted average fair value at grant date (in dollars per share)	$ 7.52	$ 8.16